Document and Entity Information	0 Months Ended
Feb. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 02, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 02, 2015
Document Effective Date	Feb. 02, 2015
Prospectus Date	Jan. 28, 2015
Smith Group Large Cap Core Growth Fund | Investor Class Shares
Risk/Return:
Trading Symbol	BSLNX
Smith Group Large Cap Core Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	BSLGX
Smith Group Small Cap Focused Growth Fund | Investor Class Shares
Risk/Return:
Trading Symbol	SGSVX
Smith Group Small Cap Focused Growth Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	SGSNX